Discontinued Operations - Schedule of Consideration Received and Net Assets Disposed on Sale of Intellectual Property & Science Business (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Income loss from discontinued operations [Line items]
Consideration received - cash and cash equivalents	$ 3,436
Trade and other receivables	(1,392)	$ (1,457)
Prepaid expenses and other current assets	(686)	(548)
Computer hardware and other property, net	(961)	(921)
Computer software, net	(1,394)	(1,458)
Other identifiable intangible assets, net	(5,655)	(5,315)
Goodwill	(14,485)	(15,042)
Deferred tax	(51)	(79)
Total assets	(27,852)	(26,480)
Deferred revenue	901	937
Deferred tax	1,158	708
Total liabilities	14,596	$ 12,905
Cumulative foreign currency translation adjustments	19
Disposal costs	(80)
Gain on sale before income tax	2,190
Discontinued operations [member]
Income loss from discontinued operations [Line items]
Trade and other receivables	(230)
Prepaid expenses and other current assets	(30)
Computer hardware and other property, net	(24)
Computer software, net	(123)
Other identifiable intangible assets, net	(180)
Goodwill	(1,053)
Deferred tax	(4)
Other assets	(7)
Total assets	(1,651)
Payables, accruals and provisions	114
Deferred revenue	283
Provisions and other non-current liabilities	31
Deferred tax	38
Total liabilities	466
Net assets disposed	$ (1,185)